Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Mar. 31, 2021 USD ($)
Cantor Fitzgerald & Co. [Member]
Subsequent Events (Details) [Line Items]
Reduction in Deferred Underwriter's Commission	$ 2,000,000
Wells Fargo Securities, LLC [Member]
Subsequent Events (Details) [Line Items]
Reduction in Deferred Underwriter's Commission	$ 1,000,000